DERIVATIVE FINANCIAL INSTRUMENTS AND FAIR VALUE INFORMATION (Details 4) (Derivatives not designated as hedging instruments, Foreign exchange forward contracts)	Dec. 31, 2012 item	Dec. 31, 2012 Accounts payable and accrued liabilities CAD	Dec. 31, 2012 Canadian dollars CAD	Dec. 31, 2012 Euro EUR (€)
Derivative Financial Instruments
Number of contracts held	2
Foreign exchange forward contracts purchase amount			12,800,000
Foreign exchange forward contracts sale amount				10,000,000
Foreign exchange forward contracts		359,000